AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                  ON 02/03/2006

                                    FILE NOS:
                                    811-_____
                                   333-______

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
Pre-Effective Amendment No.                                       [   ]
Post-Effective Amendment No.                                      [   ]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                [ X ]
Amendment No.                                                     [   ]

                        (Check appropriate box or boxes.)

                                 KD Mutual Funds
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                            395 Sawdust Road, # 2148
                             The Woodlands, TX 77380
                            ------------------------
                     (Address of Principal Executive Office)

                                  281-419-0584
                               ------------------
              (Registrant's Telephone Number, including Area Code)

                            MR. DAVID D. JONES, ESQ.
                           DAVID JONES & ASSOC., P.C.
                            395 Sawdust Road, # 2148
                             The Woodlands, TX 77380
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

Registrant declares that it is registering an indefinite number or amount of its securities by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                                                      PROSPECTUS
                                                           Dated _________, 2006

The "New Europe" Fund

Subject to completion. Information contained herein is subject to completion or amendment. A registration statement regarding to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a crime.

KD Mutual Funds
395 Sawdust Road, # 2148
The Woodlands, TX 77380
1-8__-___-____

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
THE BASICS
--------------------------------------------------------------------------------

Investment Objective                                                          --
.................................................................................
Principal Investment Strategies
.................................................................................
Principal Risks of Investment                                                 --
.................................................................................
Past Performance History                                                      --
.................................................................................
Costs of Investing in the Fund                                                --
.................................................................................
Example of Fund Expenses Over Time                                            --
.................................................................................

--------------------------------------------------------------------------------
WHO MANAGES THE FUND
--------------------------------------------------------------------------------

The Investment Adviser                                                        --
.................................................................................
The Fund Manager                                                              --
.................................................................................
The Investment Management Agreement                                           --
.................................................................................

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

How Shares Are Priced Each Day                                                --
.................................................................................
Sales Charges on Fund Share Purchases                                         --
.................................................................................
How To Invest in the Fund                                                     --
.................................................................................
Selling (Redeeming) Your Shares                                               --
.................................................................................
Redemption Fees                                                               --
.................................................................................

--------------------------------------------------------------------------------
MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

Dividends and Distributions                                                   --
.................................................................................
Tax Considerations                                                            --
.................................................................................
General Information                                                           --
.................................................................................
Code of Ethics                                                                --
.................................................................................
Privacy Policy                                                                --
.................................................................................
For More Information                                                          --
.................................................................................

--------------------------------------------------------------------------------
                                   THE BASICS
--------------------------------------------------------------------------------

Investment Objective

The New Europe Fund seeks long term growth through capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in the common stocks of companies located in the Eastern and South Eastern region of Europe.

Under normal market conditions the Fund will invest at least 70% of its assets in the securities of companies operating and/or domiciled in the the eight Eastern European countries that became members of the European Union ("EU") in May, 2004 ; Slovenia, Slovakia, Czech Republic, Hungary, Poland, Lithuania, Latvia, Estonia, as well as the four countries that are preparing for accession; Croatia, Romania, Bulgaria, and Turkey (these nations will be referred to throughout this prospectus as "New Europe"). The Fund will normally invest the majority of its remaining assets (up to 30%) in the securities of companies operating in other Eastern European countries such as Russia, Ukraine, Belarus, Kazakhstan, Georgia, Bosnia and Herzegovina, FYR Macedonia, Albania, Serbia and Montenegro.

While the Fund may invest in companies of any size and in any sector, its emphasis will be generally be to invest in companies that have significant local brand name recognition in their industry and are medium to large capitalization companies, relative to the size of their local markets.

In general, the Fund will be invest broadly across the geographic region and across sectors. But to allow for optimal flexibility, the Fund is classified as a "non-diversified" fund, and, as such the Fund's portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as "diversified".

KD Fund Advisors, LLC, the Fund's investment advisor, chooses the common stocks in which the Fund will invest by employing a value-oriented and "bottoms up" approach that focuses on stocks that offer prudent value with improving sentiment. The advisor finds these stocks by rigorously analyzing the company's financial characteristics, assessing the quality of the company's management, and reviewing company management's past implementation of it's valuation discipline. The advisor also analyzes screening criteria such as comparative price-to-book, price-to-sales and price-to-cash flow. The advisor further narrows the universe of acceptable investments by undertaking intensive research, including interviews with the company's top management, customers and suppliers.

The advisor bases a common stock's value on its future stream of anticipated cash flows. Using a cash flow analysis, the advisor determines those stocks with the most attractive return potential from this universe.

The advisor regularly reviews the Fund's investments, and will sell securities when the advisor believes they are no longer attractive because of price appreciation, the fundamental outlook of the company has changed significantly and/or alternatives that are more attractive are available.

The Fund generally invests for the long term and will, under most conditions, stay at least 80% invested in common stocks. However, under abnormal market or economic conditions, the Fund's management team may adopt a temporary defensive investment position in the market. When such a position is assumed, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets, and during times when the Fund holds a significant portion of its net assets in cash, the Fund will not be investing according to its investment objectives and the its performance may be negatively affected as a result.

Mutual Fund generally emphasize either "growth" or "value" styles of investing. Growth Fund seek to invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price. Value Fund invest in companies that appear under priced according to certain financial measurements of their intrinsic worth or business prospects, such as low p/e (price-to-earnings)and p/s (price-to-sales) ratios. Value Fund appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. The New Europe Fund seeks to invest in both `growth" and "value" companies without favoring either investment approach.

Principal Investment Risks

Risks in General

You could lose money investing in the Fund. When you sell Fund shares, they may be worth less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund. Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the multitude of factors affecting the prices of the securities in which the Fund invests on a day-to-day basis. Further, the management team may not accurately predict the direction of the market as a whole and/or may select stocks that under perform the market or their peers. As a result, their investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

Risks of Investing in Common Stocks

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. Those risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services. You should be aware that the value of a company's share price might decline as a result of poor decisions made by management or lower demand for the company's products or services, or for no readily apparent reason at all. In addition, a company's share price may also decline if its earnings or revenues fall short of marketplace expectations.

There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may decrease more than the stock markets in general.

International Investing Risks

Because the Fund invests the great majority of its assets in New Europe and other non-U.S. companies, the Fund will be subject to risks not typically associated with investment in U.S. companies, because foreign stock and bond markets operate differently from U.S. markets. For instance, foreign companies are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments. Although the Fund believes its the issuers in which it invests will be domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability that could negatively affect the Fund.

Currency Risk

The Fund will invest in securities that will likely be denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Country/Regional Risk

Because the Fund invests the majority of its assets in the securities of issuers operating in a limited number of countries, localized events such as political upheaval, financial troubles, or natural disasters that affect the region will weaken a country's or region's securities markets, and the Fund may experience a disproportionately negative effect. Country/regional risk is especially high in emerging markets.

Large-Size Company Risks

Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Size and Smaller Company Risks

Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Non-Diversification Risk

Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

Temporary Defensive Position Risk

Under adverse market conditions, the Fund could invest some or all of its assets in money market securities. Although the Fund would invest in this manner for defensive purposes, it could reduce the benefit of any upswing in the market. During such periods, the Fund will not be investing in accordance with and may not achieve its investment objective.

Portfolio Turnover Risk

The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. High portfolio turnover rates may lower performance due to increased costs and may also result in the realization of capital gains, resulting in negative tax consequences to shareholders.

Management Risk

The Fund's Investment Adviser is a newly formed company without a prior operating history, which may result in additional risk to the Fund.

Past Performance History

Because this is a new Fund without a prior operating history, a performance bar chart and table describing the Fund's annual performance and comparing that performance to an appropriate broad market index is not yet available.

Costs Of Investing In The Fund

The following tables describe the expenses and fees that you may pay if you buy and hold shares of the Fund.

-------------------------------------------------------------     -------------------------------------------------------------
Shareholder Fees:                                                 Annual Fund Operating Expenses:
(fees paid directly from your investment)                         (expenses that are deducted from Fund assets)
-------------------------------------------------------------     -------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases(1)    5.75%      Management Fees(3)                                     1.25%
-------------------------------------------------------------     -------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                   None       Distribution & Servicing (12b-1) Fees(4)               0.25%
-------------------------------------------------------------     -------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested                 Other Expenses(5)                                      1.25%
Dividends & other Distributions                        None       -------------------------------------------------------------
-------------------------------------------------------------     Total Annual Fund Operating Expenses(6)                2.75%
Redemption Fees(2)                                     2.00%      -------------------------------------------------------------
-------------------------------------------------------------
Exchange Fees                                          None
-------------------------------------------------------------

1. Shares of the Fund are subject to a maximum front-end sales charge of 5.75%. Larger investments are subject to smaller sales charges. Please see "Sales Charges" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

2. The 2% redemption fee applies to shares redeemed within 180 days of purchase by selling, by exchanging to another fund, or by application of the Fund's low-balance account-closure policy. The fee is charged as a percentage of redemption value, is withheld from redemption proceeds and retained by the Fund. Shares held for more than 180 days are not subject to the 2% fee. The Fund's custodian may also charge a fee on amounts redeemed and sent to you by wire transfer.

3. Management fees are paid for investment advisory and portfolio management services to the Fund as provided under a written investment advisory agreement between the Trust and the Fund's investment adviser, KD Advisors, LLC.

4. 12b-1 fees are ongoing fees charged to the Fund for the purpose of paying for qualifying shareholders servicing and/or distribution activities. You should be aware that if you hold your shares for a substantial period of time after purchase, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

5. Other Expenses include fees paid to the Fund's custodian, transfer agent, administrator, and other service providers.

6. Because this is a new Fund, "Other Expenses" are based on estimated amounts for the Fund's initial fiscal year and are good faith estimates. Also, KD Fund Advisors, LLC, the Fund's investment adviser (the "Adviser"), has contractually obligated itself to waive its fees and/or absorb certain expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) to the extent such fees and expenses would cause the Fund to have Total Annual Operating Expenses in excess of 2.75%. This contractual obligation terminates after the first anniversary of the Fund's commencement of investment operations, unless extended by mutual agreement of the Adviser and the Trust. Concurrent with the Adviser's expense support obligation, the Adviser has also entered into an Expense Recapture Agreement with the Trust that allows the Adviser to recover amounts waived and/or reimbursed to the Fund for periods of up to three years after the occurrence, depending on the type of expense, so long as such recovery does not cause the Fund's Total Annual Operating Expenses to exceed 2.75%. The Adviser's Expense Recapture Agreement will terminate whenever the Expense Waiver/reimbursement agreement terminates, but any amounts recoverable during the operation of the Expense Recapture Agreement will remain recoverable until the time limit expires on such recovery.

EXPENSE EXAMPLE

The following example is intended to help you compare the cost of investing in this Fund versus the cost of investing in other mutual Fund. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same as stated in the table above each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year                  $ 837
--------------------------------
Three Years              $1,379
--------------------------------

If you did not redeem your shares, your costs would be the same.

--------------------------------------------------------------------------------
                              WHO MANAGES THE FUND
--------------------------------------------------------------------------------

The Investment Adviser

KD Fund Advisors, LLC (the "Adviser"), 395 Sawdust Road, # 2148, The Woodlands, TX 77380, serves as investment adviser to the Fund under a written agreement with KD Mutual Funds (the "Trust"). The Fund's initial shareholder approved the agreement shortly before the Fund commenced operations. The Adviser is a Delaware limited liability company doing business and registered with the Securities and Exchange Commission ("SEC") as an investment advisor.

The Adviser is responsible for the overall investment operations of the Fund; it provides investment advisory services to the Fund and is primarily responsible to the Board for the conduct of the Fund's investment activities. The Adviser will prepare quarterly reports to the Board concerning the investment activities of the Fund (or more frequently if the Board requires). The Adviser is responsible for ensuring that the Fund is managed in accordance with its investment objectives and restrictions, is responsible for reporting any deviations to the Board and for taking such corrective actions as the Board may direct.

The Adviser is a wholly owned and controlled subsidiary of KD Group, a Slovenian asset manager with over 12 years of experience in the region. The Adviser will utilize a bottom-up approach in security selection and take advantage of existing experience and knowledge of the regional marketplace, given its parent's operations in several of the countries in which the Fund will select its investments. The Adviser will rely on analysis performed by KD Group's own analysts who have a local presence. Although the Adviser has access to experienced advice and assistance, the Adviser is a newly formed company without prior investment management history. Accordingly, the Adviser's lack of direct management experience may result in additional risks to Fund shareholders.

The Fund Manager

Ms. Ivka Kadezabeck is Managing Director and Chief Investment Officer of the Adviser and serves as Porfolio Manager to the Fund. Prior to joining the Adviser, Ms. Kadezabeck served as the Executive Director of the MBA Program at the International Graduate Business School in Zagreb, Croatia. From 1996 to 2003, Ms. Kadezabek was an investment adviser with CIBC Wood Gundy in Alberta, Canada. Ms. Kadezabek has accumulated nearly fifteen years of financial industry experience.

Ms. Kadezabeck has earned a Bachelor of Management Degree from the University of Lethbridge in Alberta, Canada, and an MBA in Finance and Marketing from the Kelley School of Business, University of Indiana.

The Investment Management Agreement

For its services to the Fund, the Adviser receives an investment advisory fee from the Fund at the annual rate of 1.25% of the Fund's average daily net assets, less any fee waivers. A discussion regarding the factors and considerations of the Board of Trustees in approving the Investment Management Agreement with the Adviser can be found in the Fund's Statement of Additional Information.

Under the terms of the Investment Management Agreement with the Trust on behalf of the Fund, the Adviser is obligated to reduce its fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund's total annual expense ratio at no greater than 2.75%. This contractual obligation expires on ______, 200_, but may be renewed for additional time periods by mutual agreement.

The Adviser has concurrently entered into an agreement with the Fund permitting the Adviser to recover fee reductions and/or expense reimbursements on behalf of the Fund, but only for a period of three years after the reduction or reimbursement, and only if such recovery will not cause the Fund's expense ratio to exceed 2.75%. This Agreement has been approved by the Board of Trustees.

--------------------------------------------------------------------------------
                           HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

How Shares are Priced Each Day

Shares of the Fund are offered at the public offering price ("POP") for each share. The public offering price is each share's next calculated net asset value ("NAV") after the order is placed, plus the applicable sales charge, if any. The Fund's per share NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

Net Asset Value  =  Total Net Assets - Liabilities
                    -------------------------------
                    Number of Shares Outstanding

The Fund's NAV is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's transfer agent, _______________(the "Transfer Agent"). Your order must be placed with the Transfer Agent prior to the close of trading on the NYSE in order to be confirmed for that day's NAV. The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund' Board of Trustees. The Fund may use an independent pricing service to determine market value.

Sales Charges

The Fund currently offers only Class A Shares. Shares of the Fund are offered at their per share POP, which is NAV per share plus the applicable sales charge. The sales charge varies depending on how much money you invest. There are no sales charges on reinvested dividends or other distributions. The following initial sales charges apply to your purchases of Fund Shares:

-------------------------------------------------------------------------------
                             Sales Charge        Sales Charge
                           as a Percentage     as a Percentage     Dealer Sales
                             of Offering          of Amount           Charge
Amount Invested                 Price              Invested        Reallowance
-------------------------------------------------------------------------------
Less than   $ 50,000            5.75%                6.10%             5.25%
-------------------------------------------------------------------------------
$50,000  to $ 99,999            5.25%                5.54%             4.75%
-------------------------------------------------------------------------------
$100,000 to $249,999            4.25%                4.44%             3.75%
-------------------------------------------------------------------------------
$250,000 to $499,999            2.25%                2.30%             1.75%
-------------------------------------------------------------------------------
$500,000 and above              0.00%                 NA                NA
-------------------------------------------------------------------------------

____________ (the "Underwriter"), the Trust's principal underwriter, will pay the applicable dealer concessions described above to those selected dealers who have entered into an agreement with Underwriter to sell Fund shares. The dealer's concession may be changed from time to time. Underwriter may from time to time offer incentive compensation to dealers who sell Fund shares subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "Underwriter" under the Securities Act of 1933, as amended. The Trust and Underwriter have authorized one or more brokers to accept purchase and redemption orders of Fund shares on the Trust's behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders of Fund shares on the Trust's behalf.

Exemptions From Sales Charges

The Fund will waive sales charges for purchases by fee-based registered investment advisers for their clients, broker/dealers who sell shares of the Fund and their immediate family members, registered investment advisers or brokers for their own accounts, employees and employee-related accounts of the Adviser, Trustees and affiliated persons of the Trust and their immediate family members, "qualified institutional buyers", as that term is defined under Rule 144A of the Securities Act of 1934, and for an organization's qualified retirement plan that places either (i) 100 or more participants or (ii) $250,000 or more of combined participant initial assets into the Fund, in the aggregate. For purchasers that qualify for the foregoing fee waiver, shares will be purchased at NAV. Fund management reserves the right to waive or reduce sales charges on share purchases on a case-by-case basis.

Reduced Sales Charges

You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in the Fund with the dollar amount of shares to be purchased. For example, if you already owned shares in the Fund with a combined aggregate net asset value of $250,000, and you decided to purchase an additional $60,000 of shares, there would be no sales charge of $60,000 purchase because you had accumulated more than $250,000 total in the Fund.

Letter of Intent

You can immediately qualify for a reduced sales charge or have the sales charge eliminated by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the Transfer Agent will hold in escrow shares representing the highest applicable sales load for the Fund each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

Minimum Purchase Amounts

Your purchase of Fund shares is subject to the following minimum investment amounts:

                  MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
------------------------------------------------------------------
REGULAR           $2,000                    $100
IRAs              $  250                    $100

AUTOMATIC INVESTMENT PLAN MEMBERS

                  MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
------------------------------------------------------------------
REGULAR           $2,000                    $100 per month minimum
IRAs              $  250                    $100 per month minimum

How To Invest

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards, or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic Fund transfer, or for insufficient Fund, stop payment, closed account, or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority to redeem shares in your account(s) from the Fund to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. the Fund reserves the right to reject any purchase request that it regards as disruptive to its efficient management, which includes investors with a history of excessive trading. the Fund also reserves the right to stop offering shares at any time.

Fund shares may not be qualified or registered for sale in all states. Shares of the Fund may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available. You should inquire as to whether shares of the Fund are available for offer and sale in your state of residence before sending money.

Opening and Adding To Your Account

You can invest in the Fund by mail, wire transfer, and through participating financial services professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling the Fund, toll free, at 1-8__-___-____.

Purchases through Financial Services Organizations

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and Fund, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares By Mail

To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to The New Europe Fund, and mail the form and check to:

via U.S. mail to:

The New Europe Fund
c/o [Transfer Agent]
P.O. Box 1234
City, State  12345

or by overnight courier service to:

The New Europe Fund
c/o [Transfer Agent]
123 Main Street, Suite 456
City, State  12345

Your purchase order, if accompanied by payment, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at your Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer

To make an initial purchase of shares by wire transfer, take the following steps:

1.    Call 1-8__-___-____ to inform us that a wire is being sent.

2.    Obtain an account number from the Transfer Agent.

3. Fill out, fax (___-___-____), then mail the Account Application to the Transfer Agent.

4.    Ask your bank to wire Fund to the account of:

[Bank]
ABA # 123456789
For Credit New Europe Fund
Acct # ------------
FFC (Your Name, Your Account #)

Include your name(s), address, and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire Fund using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Application form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Account Application form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Automatic Investment Plan

You may purchase shares of the Fund through an Automatic Investment Plan. The plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in Fund shares. You can take advantage of the plan by filling out the Automatic Investment Plan section of the Account Application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the plan. The Fund may alter, modify, amend or terminate the plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Transfer Agent at 1-8__-___-____.

Telephone Purchases

In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share POP determined at the close of business on the day that the Transfer Agent receives payment through the ACH. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Fund may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Fund does not currently expect to charge such a fee.

The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Fund shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund and/or the Transfer Agent has failed to follow procedures reasonably designed to prevent losses. However, if the Fund and/or the Transfer Agent fail to follow such procedures, it/they may be liable for such losses.

Miscellaneous Purchase Information

The Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. Fund. Payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient Fund.

If you place an order for Fund shares through a securities broker, and you place your order in with that broker in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the POP calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent in accordance with applicable transmission regulations or contractual restrictions. The securities broker must send to the Transfer Agent immediately available Fund in the amount of the purchase price within three business days for the order. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers and dealers may, in turn, designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders received in such manner will be priced at the Fund's POP next computed after they are received by an authorized broker or the broker's authorized designee.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

        Important Information About Procedures for Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, which includes mutual Fund, to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account with the Fund, we will ask for your name, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information. If you fail to provide us with requested information, we may be unable to open your account, or may have to close your recently opened account, or restrict activity in your account until the requested information is provided.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Fund's Board of Trustees discourages frequent purchases and redemptions of Fund shares by:

      o Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares; this includes purchase orders sent through an omnibus account; and

      o Imposing a 2% redemption fee on redemptions that occur within 180 days of the share purchase. (See "Redemption Fee" on page ___ for more information.)

The Fund Does Not Accommodate Frequent Purchases and Sales of Fund Shares

In the case of omnibus accounts established by financial service organizations, the Fund relies on the organization to determine when a redemption is subject to the redemption fee. The right to reject an order applies to any order, including an order placed by a financial services organization. Although the Fund has taken steps to discourage frequent purchases and redemptions of the Fund shares, it cannot guarantee that such trading will not occur.

Distribution Fees

The Trust has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan") for the Fund. The 12b-1 Plan provides for fees to be deducted from the average net assets of the Fund in order to compensate the Underwriter, Adviser or others for expenses relating to the promotion and sale of shares of the Fund. Because these fees are paid out of the Fund's assets on an on-going basis over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the 12b-1 Plan, shares of the Fund compensate the Underwriter, Adviser or others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Fund's average daily net assets.

Selling (Redeeming) Your Shares

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail

Redemption requests should be mailed via U.S. mail to:

      The New Europe Fund
      c/o [Transfer Agent]
      P.O. Box 1234
      City, State 12345

      or by overnight courier service to:

      The New Europe Fund
      c/o [Transfer Agent]
      123 Main Street, Suite 456
      City, State 12345

The selling price of the shares being redeemed will be the Fund's per share NAV next calculated after receipt of all required documents in "Good Order". "Good Order" means that the request must include:

      1.    Your account number;

      2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;

      3. The signatures of all account owners exactly as they are registered on the account;

      4.    Any required signature guarantees; and

      5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Signature Guarantees

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)   if you change the ownership on your account;

(ii) when you want the redemption proceeds sent to a different address than is registered on the account;

(iii) if the proceeds are to be made payable to someone other than the account's owner(s);

(iv)  any redemption transmitted by federal wire transfer to your bank; and

(v) if a change of address request has been received by the Company or Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more in Fund shares from a single shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

By Telephone

You may redeem your shares in the Fund by calling the Transfer Agent at 1-8__-___-____if you elected to use telephone redemption on your Account Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Fund or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that, with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

By Wire

You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian may charge a fee (currently $10) for outgoing wires.

Redemption At The Option Of The Fund

If the value of the shares in your account falls to less than $2,000, the Fund may notify you that, unless your account is increased to an amount exceeding those minimums, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have 30 days after notice to bring your account up to the appropriate minimum before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below the minimum requirement as the result of market action. The Fund reserves this right because of the expense to the Fund of maintaining very small accounts.

Exchange Feature

You may exchange your shares of the Fund for the same share class of any other Fund offered by the KD Fund family without incurring any additional sales charges. An exchange involves the simultaneous redemption of shares of one Fund and purchase of shares of another Fund at the Fund's respective closing NAV next determined after a request for exchange has been received and is a taxable transaction. You may direct the Fund to exchange your shares by contacting the Transfer Agent. The request must be signed exactly as your name appears on your account and it must also provide your account number, number of shares to be exchanged, the names of the Fund to which the exchange will take place, and a statement as to whether the exchange is a full or partial redemption of existing shares.

A pattern of frequent exchange or buy/sell transactions may be deemed by the Fund to be an abusive practice that is not in the best interests of current shareholders of the Fund. Such a pattern may, at the discretion of the Fund, be limited by the Fund's refusal to accept further purchase and/or exchange orders, after providing the investor with 30 days prior notice. The Trust will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Fund or its other shareholders. The Board of Trustees of the Fund reserves the right to suspend or terminate, or amend the terms of the exchange privilege upon 30 days written notice to shareholders.

Systematic Withdrawal Plan

Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capacity to electronically deposit the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Account Application enclosed in this Prospectus, or is available by calling the Fund. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The Application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Company at 1-8__-___-____ or by writing to the Transfer Agent.

Redemption Fees

A redemption fee of 2% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption of shares within 180 days of the date of purchase. No redemption fee will be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

The redemption fee will not be assessed on the redemption of shares held through certain retirement plans or in the case of redemptions resulting from institutional rebalancing programs and/or asset allocation programs that have been pre-approved by the Fund's Adviser. The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age 70 1/2, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. Redemptions resulting from recharacterizations and/or excess contributions from an IRA account also may be waived. The Fund may require documentation in connection with these waivers.

In addition to the circumstances noted above, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that the imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading.

--------------------------------------------------------------------------------
                            MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

Dividends and Distributions

Dividends paid by the Fund are derived from the Fund's net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks and other securities (if any) it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) generally once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at the address shown above.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain, and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November, and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

General Information

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports, other communications to investors, or advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual Fund as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

According to the law of Delaware under which the Fund is organized, and the Fund's Declaration of Trust and by-laws, the Fund is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Fund will not hold regular annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Fund will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the Investment Company Act of 1940, as amended.

The names "KD Fund" and "KD Group" are copyrighted trade names of the Advisor and are used by the Trust with the Advisor's permission. The Trust may use such names indefinitely so long as the Advisor is employed by the Trust. However, the Advisor may withdraw permission to use such names at any time if it ceases to provide services to the Trust and/or Fund.

Code of Ethics

The Board of Directors of the Fund has approved a Code of Ethics (the "Code") for the Fund and Investment Advisor. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Codes. The Fund have filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Privacy Policy

Your personal privacy is important. At KD Mutual Funds, including our subsidiaries and affiliated entities, we recognize that whether you are an existing customer or are considering a relationship with us, you have an interest in how we collect, retain and use information about you and your relationship with us.

We are committed to protecting your confidential information. We do this by maintaining standards and procedures designed to prevent the accidental disclosure of such information and/or its misuse. Our Customer Privacy Policy, which outlines how we accomplish the protection of your information, is set forth below.

                             INFORMATION COLLECTION

We may collect "non-public personal information" about you from the following sources:

o Information we receive from you on Account Applications and other account forms you provide to us;

o Information about your transactions with us, our affiliates, and other entities;

o Information we receive from third parties, such as credit bureaus, the IRS, and others.

"Non-public personal information" is non-public information about you that we obtain in connection with providing a financial product or service to you. For example, non-public personal information includes information regarding your account balance, shares held, which Fund you own, your investment history, etc.

                  INFORMATION USE & SHARING WITH THIRD PARTIES

We are permitted under law to share information about our experiences or transactions with you or your account (such as your account balance, shares owned, and investment history) with affiliates. We may also share additional information about you or your account (such as information we receive from account applications and other correspondence) with our affiliates. We do not disclose information to our affiliates that does not directly relate to our or our affiliates' experiences or transactions with your account.

We are also permitted under law to disclose non-public information about you to "non-affiliated third parties" in certain circumstances. We may share certain kinds of customer information with these third parties solely to facilitate the offering, administration collection and delivery of our services to you, and only under strictly controlled circumstances designed to protect the privacy of your information. We require any non-affiliated third party with whom we share such information to maintain the privacy of that information. Those parties are not allowed to release, use for their own purposes, or sell, transfer or provide any customer information we share with them to any other party.

You should be aware that there may be occasions where we are legally required to disclose information about you, such as in response to governmental or court order.

If you decide to close your account with us, we will continue to adhere to these privacy policies. Lastly, we do not sell customer lists or individual customer information.

                               SECURITY STANDARDS

Access to customer information is authorized for business purposes only and only for our employees who need to know such information. We regularly train our employees on privacy and privacy security, and we have established and continuously maintain standards and procedures to protect the privacy of your information.

When you use our on-line (Internet) products and services, we may collect information about you to personalize our services to you, but we do not share any such information or your email information to anyone other than our affiliates, unless compelled to do so under law.

                                    ACCURACY

We continually strive to maintain complete and accurate information about you and your accounts. Should you ever believe that our records are inaccurate or incomplete, please call us immediately at 1-8__-___-____. We will investigate your concerns and correct any inaccuracies. We will also confirm to you the actions we have taken concerning your account. You may also write to us at KD Mutual Funds, c/o ________________________.

                              FOR MORE INFORMATION

Additional information about the Fund is available in the Fund's Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated __________, 2006, has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

To receive information concerning the Fund, or to request a copy of the SAI or other documents relating to the Fund, please contact the Fund by calling toll free at 1-8__-___-____, or:

via U.S. mail to:

      The New Europe Fund
      c/o [Transfer Agent]
      P.O. Box 1234
      City, State  12345

      or by overnight courier service to:

      The New Europe Fund
      c/o [Transfer Agent]
      123 Main Street, Suite 456
      City, State  12345

A copy of your requested document(s) will be sent to you within three days of your request.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                 The Fund's Investment Company Act File No. is:
                                   811-_______

                       STATEMENT OF ADDITIONAL INFORMATION

                           Dated ______________, 2006

                                 KD Mutual Funds
                              c/o [Transfer Agent]
                           123 Main Street, Suite 456
                                City, State 12345
                            Telephone: 1-8__-___-____
                       Website: www._________________.com

This Statement of Additional Information is not a prospectus. It is intended to supplement and should be read in conjunction with the Prospectus of The New Europe Fund (the "Prospectus"), dated ______________, 2006. You may obtain a copy of the Prospectus, free of charge, by writing to KD Mutual Funds, c/o [Transfer Agent], 123 Main Street, Suite 456, City, State 12345; by calling the Trust at 1-8__-___-____, or by visiting the Trust's website at www._________________.com.

                         THE FUND'S INVESTMENT POLICIES,
                        OBJECTIVES AND SECURITIES OPTIONS

The Fund's investment objective and the manner in which the Fund pursues its investment objective is generally discussed in the Prospectus. This section provides information concerning the Fund's investment policies and strategies that are not a part of the Fund's principal investment strategy, but may be employed from time to time to help enhance the overall return of a Fund. This section also describes securities in which a Fund may invest but which are not part of the Fund's primary investment strategies.

The Fund is a non-diversified Fund, meaning that as little as 50% of the Fund's total assets will normally be invested in qualifying securities. Qualifying securities include cash and cash equivalents, other mutual Fund, securities backed by the full faith and credit of the United States Government, and any other type of security that, at the time of purchase, comprised not more than 5% of the Fund's total assets. Normally, the Fund will invest at least 80% of total assets in common stock of U.S. companies, and may invest up to 25% of its assets in a single stock. The Fund may also invest in the securities listed below to a limited extent.

REAL ESTATE INVESTMENT TRUSTS. the Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available Fund from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 20% of its assets in REITS.

FOREIGN SECURITIES. the Fund may invest up to 100% of its total net assets in the common stock of foreign issuers, both on foreign exchanges and on U.S. exchanges in the form of American Depository Receipts (ADRs). Investments in foreign companies involve certain risks not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company, because foreign companies may not be subject to the regulatory requirements of U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability that could negatively affect the Fund.

PREFERRED STOCK. the Fund may invest in preferred stocks. Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred shares are generally payable at the discretion of the issuer's board of Trustees. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred shares are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

CONVERTIBLE SECURITIES. the Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes, and preferred stocks that may be converted into or exchanged for common stock and/or other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Fund with opportunities that are consistent with the Fund's investment objectives and policies.

DEBT SECURITIES. the Fund may invest in corporate and U.S. Government debt securities. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are primarily exposed to interest rate risk.

CREDIT RISK. A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated BBB or better by Standard & Poors or any similar rating by any national credit rating service. However, this section will not apply to investments made pursuant to the Fund's policy on Special Situations under which the Fund may invest in corporate obligations without regard to credit rating, current yield, or public registration.

INTEREST RATE RISK. All debt securities face the risk that their principal value will decline because of a change in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline. Also, securities with longer maturities will experience a more pronounced change in value when interest rates change.

MUTUAL FUNDS. Subject to restrictions set forth in the Investment Company Act of 1940, as amended (the "1940 Act") the Fund may invest in securities issued by other registered investment companies. As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders.

REPURCHASE AGREEMENTS. the Fund may invest a portion of its assets in repurchase agreements (Repos) with broker-dealers, banks, and other financial institutions; provided that the Fund's custodian at all times has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, a Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified price and time (as short as one day and as long as several weeks). The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom a Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

REPURCHASE AGREEMENT RISK. A repurchase agreement exposes the Fund to the risk that the party that sells the securities will default on its obligation to repurchase those securities. If that happens, the Fund can lose money because it may not be able to sell the securities at the agreed-upon time and price or because the securities may lose value before they can be sold.

CASH RESERVES. the Fund may hold a significant portion of its net assets in cash or cash equivalents, either to maintain liquidity or for temporary defensive purposes. the Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. Government debt instruments, other money market Fund, and repurchase agreements.

RESTRICTED AND ILLIQUID SECURITIES. The Fund will not invest more than 15% of its net assets in securities that the Adviser determines to be illiquid. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of a lack of an available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

The Fund may also invest in securities acquired in a privately negotiated transaction from the issuer or a holder of the issuer's securities and which may not be distributed publicly without registration under the Securities Act of 1933.

Restricted and illiquid securities are valued in such good faith manner as the Trust's Board of Trustees deems appropriate to reflect the fair market value of such securities.

SPECIAL SITUATIONS. the Fund may invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. the Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place at some future date. A Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund have not established any limit on the percentage of assets they may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

MASTER-FEEDER OPTION. Notwithstanding its other investment policies, the Fund may seek to achieve its investment objective by investing substantially all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

OPTIONS. The Fund may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further. over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Fund will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. The Fund may invest not more than 10% of their total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Fund may write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that the Fund has purchased. The Fund may only write (sell) "covered" options.

FUTURES CONTRACTS AND RELATED OPTIONS. To hedge against changes in securities prices or interest rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

The Fund may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Fund's total assets. Otherwise, the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

PORTFOLIO TURNOVER. The Fund will generally purchase and sell securities without regard to the length of time the security has been held. The Fund' principal investment strategies typically do not generate high turnover rates, and the Fund anticipates that its portfolio turnover rates during its first fiscal year will not exceed 100%. However, there can be no assurance that a Fund will not exceed this rate, and the Fund's portfolio turnover rate may vary from year to year

High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

                          FUNDAMENTAL & NON-FUNDAMENTAL
                             INVESTMENT RESTRICTIONS

The restrictions listed below are fundamental Fund policies and may be changed only with the approval of a majority of the outstanding voting securities of the Fund as defined in the 1940 Act. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

The following investment restrictions apply to the Fund. The Fund will not:

1) acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer.

2) under normal circumstances invest more that 25% of its assets in a single industry.

3) borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing.

4)    underwrite the distribution of securities of other issuers.

5) invest in companies for the purpose of management or the exercise of control.

6) lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities).

7)    issue senior securities.

8) invest in oil, gas, or other mineral exploration or development programs; although the Fund may invest in marketable securities of companies engaged in oil, gas, or mineral exploration.

9) purchase or sell real estate, real estate loans, or real estate limited partnerships; although the Fund may invest in marketable securities of companies that invest in real estate or interests in real estate.

10)   invest in commodities or commodities futures or options contracts.

The Fund has also adopted the following non-fundamental restrictions that may be changed by the Board without shareholder approval. The Fund may not:

1)    Make margin purchases.

2) Invest more than 15% of their net assets (valued at time of investment) in securities that are not readily marketable.

3) Acquire securities of other investment companies except as permitted by the 1940 Act.

4) Pledge, mortgage, or hypothecate their assets, except for temporary or emergency purposes and then to an extent not greater than 5% of their total assets (valued at the time of borrowing).

5) Invest more than 50% of the Fund's assets (valued at the time of investment) in non-qualifying securities.

                          ADDITIONAL INFORMATION ABOUT
                        THE INVESTMENT ADVISORY AGREEMENT

Information on the Fund's investment adviser, KD Fund Advisors, LLC, 395 Sawdust Road, # 2148, The Woodlands, TX 77380 (the Adviser), is set forth in the Prospectus. This section contains additional information concerning the Adviser and the Advisory Agreement between the Adviser and the Trust.

The Advisory Agreement has an initial term of two years. Thereafter, the Advisory Agreement may be continued from year to year so long as its continuance is approved at least annually at a meeting called for that purpose by the vote, cast in person, of a majority of the Trustees who are not interested persons of the Fund or the Adviser, and by a majority of the Board of Trustees as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). The Advisory Agreement may be terminated at any time, without penalty, upon 60 days written notice by:

1.    the Adviser; or

2. by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund; or

3.    by the Board of Trustees.

For its investment advisory services to the Fund, the Fund pays to the Adviser a fee, computed daily and paid monthly, equal to the annual rate of 1.25% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive receipt of its fees and/or reimburse certain Fund expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) in order for the Fund to maintain a total annual operating expense ratio of not greater than 2.75%. The Adviser may terminate its commitment after the Fund's first fiscal year. The Fund has also entered into an expense recapture agreement with the Adviser wherein the Adviser may recover such fee waivers and expense reimbursements made on the Fund's behalf for a period of not more than three years after the expense was incurred. The Adviser may only avail itself of this recovery if such recovery would not cause the Fund's total annual operating expense ratio to exceed 2.75%. In all cases, the Adviser may only recapture expenses paid by the Adviser on the Fund's behalf and which the Fund would otherwise be obligated to pay. Expenses incurred and/or fees waived by the Adviser that are eligible for reimbursement to the Adviser are calculated daily and paid monthly, if funds are available, subject to quarterly Board review and ratification.

The Adviser may, with the prior written consent of the Board and the approval of the Fund's shareholders, as required, employ persons or entities to serve as sub-advisers to the Fund. The Adviser and/or such sub-advisers, if any, may, in their sole discretion, determine from time to time what securities and other investments will be purchased, retained or sold by the Fund. The investment activities of such sub-advisers, if any, as such services relate to the Fund, will at all times be subject to the general supervision and control of the Adviser. The Adviser will provide, through its own efforts itself and/or through the medium of its previously approved sub-advisor(s), the services under this Agreement in accordance with the Fund's investment objective, policies and restrictions as such are set forth in the Prospectus from time to time. The Adviser further agrees that it:

(a) will conform its activities to all applicable rules and regulations of the SEC and will, in addition, conduct its activities under this agreement in accordance with the regulations of any other federal and state agencies which may now or in the future have jurisdiction over its activities;

(b) will monitor the investment activities of any sub-advisor which it employs to insure that such sub-adviser conducts its activities with respect to the Fund in accordance with the Prospectus and any and all federal and/or state laws and regulations relating to the Fund;

(c) will place orders, or monitor the placement of orders by sub-advisers, pursuant to good faith investment determinations for the Fund either directly with the respective issuers or with appropriate brokers and dealers. In placing orders with brokers or dealers, the Adviser, or sub-adviser(s) under the supervision of the Adviser, will attempt to obtain the best net price and the most favorable execution of its orders. Consistent with this obligation, when the Adviser, or the Adviser's duly authorized sub-adviser(s), believes two or more brokers or dealers are comparable in price and execution, the Adviser, or the Adviser's duly authorized sub-advisor(s), may prefer: (I) brokers and dealers who provide the Fund with research advice and other services, (II) brokers who are affiliated with the Trust, Adviser or sub-adviser; provided, however, that in no instance will portfolio securities be purchased from or sold to the Adviser or any sub-adviser in principal transactions, and (III) brokers and dealers that promote or sell the Fund's shares so long as such placements are made pursuant to directed brokerage policies approved by the Board of Trustees designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts; and

(d) will provide, at its own cost, all office space, facilities and equipment necessary for the conduct of its advisory activities on behalf of the Fund.

Board Considerations in Approving the Investment Advisory Agreement

In approving the investment advisory agreement between the Trust and KD Advisors, LLC (the Adviser"), the Trustees considered a number of factors which they considered material to the Agreement. Firstly, the Board concluded that the staff and senior management of the Adviser were experienced industry professionals that would perform their functions in a capable manner. The primary portfolio managers were each experienced in managing similar Funds in the past, and each had achieved an excellent reputation for their management skills. The Trustees examined the fees to be paid to the Adviser and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar Funds offering similar services. The Trustees noted that the Adviser would serve as investment adviser only to the Fund, and was not planning to provide investment advisory services to separate accounts. Accordingly, the Trustees sought and received assurances from the Adviser that excessive and improper fall-out benefits or ancillary benefits would not accrue to the Adviser as a result of the Adviser's relationship with the Trust. The Trustees also received information adequate to assure them of the financial capabilities of the Adviser and that it would have adequate access to the books, records and transactions of the Fund to properly perform its duties. The Trustees did not assign any relative value to the factors it considered. Instead, they considered all such factors, taken as a whole.

Other Accounts Managed

The Investment Managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. Other Accounts Managed as of _________, 2006

------------------------------------------------------------------------------------------------------------------
                                                                               # of Accounts
                                                                               Managed that     Total Assets that
Name of                                         Total # of                     Advisory Fee     Advisory Fee Based
Investment                                      Accounts      Total Assets     Based on         on Performance
Managers        Type of Accounts                Managed       (in "000's")     Performance      (in "000's")
------------------------------------------------------------------------------------------------------------------
Ivka Kadezabek  Registered Investment Co.:        ----            ----             0                0
                Other Pooled Inv. Vehicles:       ----            ----             0                0
                Other Accounts:                   ----            ----             0                0
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

Potential Conflicts of Interest

The Adviser does not believe any material conflicts of interest exist as a result of the Investment Managers managing the Fund and managing the other accounts noted above. The investment strategies of the Fund and the other accounts managed by the Investment Managers do not materially conflict in any way. The other accounts either follow an investment strategy very similar to the Fund's or invest in securities that the Fund would not typically invest in.

There will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it is the policy of the Adviser to allocate purchases and sales among the Fund and its other clients on a pro-rata basis or if necessary, in another manner which the Adviser deems equitable. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell, or the price at which such security can be purchased or sold.

Compensation

All of the Fund's Investment Managers receive an industry competitive base salary. In addition, each of the Investment Manager's is eligible for bonus compensation which is based upon the attainment of a combination of personal, team, and firm (KD Fund Advisors, LLC.) goals. Finally, the Fund's Investment Managers participate in the Advisor's annual profit sharing plan.

Disclosure of Securities Ownership

The following table indicates the dollar range of securities of the Fund beneficially owned by the Investment Managers as of _______________, 2006, the Fund's inception date:

--------------------------------------------------------------------------------
Name of                     Fund Shares                Dollar Value of Fund
Investment Managers         Beneficially Owned         Shares Beneficially Owned
--------------------------------------------------------------------------------
Ivka Kadezabek              New Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                DISTRIBUTION PLAN

As stated in the Prospectus, the Fund has adopted a plan of distribution with respect to shares of the Fund (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay for expenses incurred in connection with the distribution and promotion of its shares, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Fund or the Adviser. The 12b-1 Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of ..25% of the average daily net assets of the Fund allocable to its shares. Un-reimbursed expenses will not be carried over from year to year. The Adviser will likely use payments received under the Plan to compensate the Fund's principal underwriter and other third parties for their services to the Fund.

The continuance of the 12b-1 Plan must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The 12b-1 Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund. In the event the 12b-1 Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the termination date. The 12b-1 Plan may not be amended to increase materially the amount to be spent under the 12b-1 Plan without shareholder approval. All material amendments to the 12b-1 Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the 12b-1 Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the 12b-1 Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The 12b-1 Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the 12b-1 Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

By reason of her affiliation with the Adviser, Ivka Kadezabek may be deemed to have a financial interest in the operation of the Plan.

                         INFORMATION ABOUT THE TRUSTEES

                            AND OFFICERS OF THE TRUST

The Board of Trustees (the "Board" or the "Trustees") has overall responsibility for conduct of the Trust's affairs. The day-to-day investment operations of the Fund are managed by the Adviser, subject to periodic review by the Board. The Trustees of the Trust, including those Trustees who are also officers, are listed below.

----------------------------------------------------------------------------------------------------------------
                     Position(s)   Term of Office                                       Funds     Other Trustee/
Name, Age &           Held with     & Length of    Principal Occupation(s) During    Overseen    Directorships
  Address             the Trust     Time Served             Past 5 Years            by Trustee  Held by Trustee
----------------------------------------------------------------------------------------------------------------
Robert C. Klemkosky   Independent  Indefinite.    Faculty member of Indiana               1         Trustee,
                      Trustee                     University since 1976 and Fred                   TrendStar
395 Sawdust Road, #                               T. Greene Professor of Finance
2148                                              Investment at the Indiana
The Woodlands,TX                                  University Kelley Trust, a U.S.
77380                              Since _______, School of Business since 1982.                   Registered
                                   2006           Also currently serves as                         Management
(11-05-1939)                                      Chairperson of the Finance                       Investment
                                                  Department.  Previously held                      Company
                                                  positions in the corporate
                                                  treasurer's department of Dow
                                                  Chemical Co. and credit analyst
                                                  in corporate lending for the
                                                  National Bank o Detroit.  Has
                                                  published over thirty articles
                                                  relating to financial markets
                                                  and research and has taught
                                                  international financial related
                                                  courses in France, Venezuela,
                                                  Poland, the Czech Republic,
                                                  Hungary, Finland, Russia,
                                                  Slovenia and South Korea.  Holds
                                                  a B.A. and Ph.D. from Michigan
                                                  State University and an M.B.A.
                                                  from the University of Michigan
----------------------------------------------------------------------------------------------------------------
Peter Groznik         Independent  Indefinite.                                            1             NONE
                      Trustee
395 Sawdust Road, #                Since ______,
2148                               2006
The Woodlands, TX
77380
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

Audit Committee

The Board of Trustees has formed an Audit Committee to oversee the financial reporting of the Fund, nominate independent auditors to conduct audits of the Fund's financial statements, and perform other related duties. The Audit Committee has adopted a charter to govern such activities. The members of the Audit Committee are: _____________, _______________ and _____________. _________
has been designated by the Board as an Audit Committee Financial Expert, as that term is defined in applicable law. Since this is a new fund complex, the Audit Committee has not held any meetings.

Compensation

Each Trustee who is not an "interested person" of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Because this is a new Fund complex, the Trust has not yet paid any compensation to its independent Trustees and does not anticipate paying any such compensation for its first fiscal year of operations.

Trustee Ownership of Fund Shares

As of __________, 2006, the Trustees owned the following aggregate amounts of Fund shares:

--------------------------------------------------------------------------------
                                            Aggregate Dollar Range in All Funds
Name of Trustee                                Overseen by Trustee in Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Robert C. Klemkosky
--------------------------------------------------------------------------------
Peter Groznik
--------------------------------------------------------------------------------

As of _____________, 2006, the Trustees, as a group, owned less than ___% of the Fund's outstanding securities.

Control Persons and Shareholders Owning in Excess of 5% of Fund Shares

The Adviser intends to purchase sufficient shares of the Trust to qualify the Fund for public offering in accordance with law, and will at that time be deemed to control the Fund. As a controlling shareholder of the Trust, The Adviser will have the voting power to individually elect trustees and approve various material contracts, policies and procedures relating to the Trust.

                                INFORMATION ABOUT
                            PERFORMANCE CALCULATIONS

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows: P(1+T)^[n] = ERV

Where: P = a hypothetical initial investment of $1000
       T = average annual total return
       n = number of years
       ERV = ending redeemable value of shares at the end of the period

From time to time the Fund also quote "Average Annual Total Return (After Taxes on Distributions)" for specified time periods of 1, 5 and 10 year intervals.

Average Annual Total Return (After Taxes on Distributions) is computed as follows:

P(1+T)^[n] = ATV
                D

Where: P = a hypothetical initial investment of $1000
       T = average annual total return (after taxes on distributions) n = number of years
       ATV  = ending value of a hypothetical $1,000 payment made at the
          D beginning of the 1-, 5-, or 10 year period at the end of the 1-, 5- or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The yield of a Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                          Yield =2[(A - B/CD + 1)^6-1]

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

In sales literature, a Fund's performance may be compared with that of market indices and other mutual Fund. In addition to the above computations, a Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                          ADDITIONAL INFORMATION ABOUT
                         PURCHASING AND REDEEMING SHARES

Purchases and redemptions of the Fund's shares will be made at net asset value
(NAV). the Fund's NAV is determined on days on which the New York Stock Exchange
(NYSE) is open for trading. For purposes of computing the NAV of a share of a Fund, securities traded on security exchanges or in the over-the-counter market in which transaction prices are reported are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available (and any other assets) are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

the Fund is open for business on each day that the NYSE is open. the Fund's share price or NAV is normally determined as of 4:00 p.m., Eastern Time. the Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and then dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund generally do not charge sales or redemption fees, the NAV is the offering price for shares of the Fund.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding portfolio securities held by the Fund, and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons.

o Public disclosure regarding the portfolio securities held by the Fund is made quarterly in Annual Reports and Semi-Annual Reports to Shareholders, and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding portfolio securities held, purchased or sold by the Fund.

o Information regarding Portfolio Securities and other information regarding the investment activities of the Fund is disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund. Currently, the Fund is providing portfolio information to five different rating or ranking organizations. These organizations offer various services to investors. Each disclosure arrangement has been approved by the Chief Compliance Officer ("CCO") of the Fund. The CCO found that this disclosure was in the best interest of shareholders and serves a legitimate business interest of the Fund. Below is a table listing the groups that are currently receiving portfolio information along with the types of information received, conditions or restrictions on use, timing of disclosure and any compensation received for providing portfolio information.

------------------------------------------------------------------------------------------------------------
                                                     Timing of Release and        Receipt of Compensation or
Name of Rating or Ranking                            Conditions or Restrictions   other Consideration by the
Organization               Information Provided      on Use                       Fund or Affiliated Party
------------------------------------------------------------------------------------------------------------
Morningstar, Inc.          CUSIP, description,       Provided monthly, with a     None
                           shares/par, market value  30-day lag. No formal
                                                     conditions or
                                                     restrictions.
------------------------------------------------------------------------------------------------------------
Lipper, Inc.               CUSIP, description,       Provided monthly, with a     None
                           shares/par                30-day lag.  No formal
                                                     conditions or
                                                     restrictions.  Lipper
                                                     represents that it will
                                                     not trade based on the
                                                     Fund's portfolio
                                                     information, and it
                                                     prohibits its employees
                                                     from any such trading.
------------------------------------------------------------------------------------------------------------
Bloomberg L.P.             CUSIP, shares/par, market Provided quarterly, with     None
                           value                     a 15-day lag.  No formal
                                                     conditions or
                                                     restrictions.  Bloomberg
                                                     represents that it
                                                     requires all employees to
                                                     sign confidentiality
                                                     agreements acknowledging
                                                     all information received
                                                     during their employment
                                                     must be used for
                                                     legitimate business
                                                     purposes only.
------------------------------------------------------------------------------------------------------------
Standard & Poors, Inc.     CUSIP, description,       Provided monthly, with a     None
                           shares/par, market value, 30-day lag.  No formal
                           coupon, maturity date, %  conditions or
                           of total net assets       restrictions.  S&P
                                                     represents that its
                                                     employees are required to
                                                     follow a code of business
                                                     conduct that prohibits
                                                     them from using portfolio
                                                     information for anything
                                                     other than performing
                                                     their job
                                                     responsibilities.  S&P
                                                     employees must certify
                                                     annually that they have
                                                     followed this code of
                                                     business conduct.
------------------------------------------------------------------------------------------------------------
Thomson Financial          CUSIP, shares/par, market Provided quarterly, with     None
                           value, cost basis         a 15-day lag.  No formal
                                                     conditions or
                                                     restrictions.  Thomson
                                                     Financial represents that
                                                     it requires all employees
                                                     to sign confidentiality
                                                     agreements acknowledging
                                                     that all information
                                                     received during their
                                                     employment must be used
                                                     for legitimate business
                                                     purposes only.
------------------------------------------------------------------------------------------------------------

The Board of Trustees, in consultation with the CCO, has concluded that providing portfolio information to these rating or ranking organizations does not pose a significant risk to the Fund or its shareholders.

o These policies relating to disclosure of the Fund's holdings of portfolio securities does not prohibit: (i) disclosure of information to the Adviser or to other Fund service providers, which are limited to the Fund's administrator, distributor, custodian, legal counsel and auditors, printers or to brokers and dealers through which the Fund purchases and sells portfolio securities; and (ii) disclosure of holdings of or transactions in portfolio securities by the Fund that is made on the same basis to all shareholders of the Fund.

Below is a table that lists service providers receiving portfolio information along with information regarding the frequency of access, and limitations on use (including a prohibition on trading on non-public information), of portfolio information.

----------------------------------------------------------------------------------------------------------
                                      Frequency of Access to Portfolio
   Type of Service Provider           Information                          Restrictions on Use
----------------------------------------------------------------------------------------------------------
Adviser                               Daily                                Contractual and Ethical
----------------------------------------------------------------------------------------------------------
Administrator (fund accountant and    Daily                                Contractual and Ethical
transfer agent)
----------------------------------------------------------------------------------------------------------
Custodian                             Daily                                Contractual and Ethical
----------------------------------------------------------------------------------------------------------
Auditor                               During annual audit                  Ethical
----------------------------------------------------------------------------------------------------------
Legal counsel                         Regulatory filings, board meetings,  Ethical
                                      and if a legal issue regarding the
                                      portfolio requires counsel's review
----------------------------------------------------------------------------------------------------------
Printers                              Twice a year - printing of           No formal restrictions in
                                      semi-annual and annual reports       place. Printer receives
                                                                           portfolio on or about time filed
                                                                           with the SEC - approximately 60
                                                                           days old by the time received.
----------------------------------------------------------------------------------------------------------
Broker/Dealers through which Fund     Daily access to relevant purchase    Contractual and Ethical
purchases and sells portfolio         and/or sale information.  In
securities                            addition, broker/dealers are
                                      provided, if requested, a list of
                                      the Adviser's small cap holdings,
                                      which would include the Fund. This
                                      list does not include any account
                                      weighting information, or amounts,
                                      only the security name.
----------------------------------------------------------------------------------------------------------

The Board of Trustees has determined that the Fund and its shareholders are adequately protected by these restrictions on use in those instances listed above including those where contractual obligations between the Fund and the party do not exist.

o The CCO may approve other arrangements, not described herein, under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), is disclosed to any shareholder or other person. The CCO shall approve such an arrangement only if she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund and is unlikely to affect adversely the Fund or any shareholder of the Fund and is in the best interests of shareholders and subject to a confidentiality agreement and prohibition of trading based upon material non-public information.

o Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

o The CCO shall inform the Board of Trustees of any arrangements that are approved by the CCO pursuant to these policies, and the rationale supporting such approval, at the next regular quarterly meeting of the Board of Trustees following such approval. At least once annually, the CCO shall provide the Board of Trustees with a written report as to the compliance with these policies.

                           ADDITIONAL TAX INFORMATION

The Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a RIC, the Fund must, among other qualifications, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a RIC and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

the Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A portion of a Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because a Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of a Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

                                INFORMATION ABOUT
                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by the Advisor. In placing purchase and sale orders for portfolio securities for a Fund, it is the policy of the Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker-dealer's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's spread, the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided by the broker-dealer.

The Adviser may purchase or sell portfolio securities on behalf of a Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or mark-up or selling concessions. The Adviser normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Adviser may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser may feel that better prices are available from non-principal market makers who are paid commissions directly.

The Adviser may combine transaction orders placed on behalf of a Fund with orders placed on behalf of another advisory client, including a partnership or private account where principals and employees of the Adviser have an interest, for the purpose of obtaining a more favorable transaction price. If an aggregated trade is not completely filled, then the Adviser allocates the trade among the Fund and its other advisory clients, as applicable, on a pro rata basis or such other allocation method that, in the opinion of the Adviser, will result in fairness to all participants. Exemptions to trade allocation policies are permitted on a case-by-case basis when judged by the Adviser to be fair and reasonable to the Fund and any other accounts involved. Since a Fund's objectives will differ at times from those of other advisory clients, the Fund may not participate in certain aggregated trades or may purchase or sell securities not owned by other advisory clients.

          Personal Trading by the Portfolio Managers and Other Insiders

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust and the Adviser have adopted Codes of Ethics restricting personal securities trading by certain persons who are affiliated with the Trust and/or the Adviser. These Codes are on public file and are available from the Securities and Exchange Commission. While the Codes permit personal transactions by these persons in securities held or to be acquired by a Fund, under certain circumstances, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

                                OTHER FUND COSTS

The Fund and/or the Advisor may enter into arrangements to compensate certain Financial Service Organizations for providing recordkeeping, sub-accounting and other shareholder and administrative services, as well as distribution-related services. The Advisor may use the fees it receives from the Fund's Class R share's Rule 12b-1 Plan to pay for these arrangements. The Advisor may also use other of its assets to help pay for distribution activities on behalf of the Fund. Currently, the Fund has arrangments in place with ____________________ and ______________________________ pursuant to which an asset-based fee is paid to these organizations.

                              INFORMATION ABOUT THE
                                TRUST'S CUSTODIAN

__________________________________________________ (the Custodian) serves as custodian of the cash and securities of the Fund. The Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Trust. The Custodian does not exercise any supervisory function over management of the Fund, the purchase and sale of securities, or the payment of distributions to shareholders.

                              INFORMATION ABOUT THE
                             TRUST'S TRANSFER AGENT

_________________________ (the "Transfer Agent"), serves as the Trust's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the supervision of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. For its services to the Trust, the Trust pays the Transfer Agent an annual fee, paid monthly, based on the aggregate average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. the Fund is charged its pro rata share of such expenses.

                              INFORMATION ABOUT THE
                              TRUST'S ADMINISTRATOR

The Transfer Agent also performs certain administrative tasks administrator for the Fund pursuant to a written agreement with the Trust. The Transfer Agent also supervises all aspects of the operations of the Fund except those reserved by the Fund' investment adviser under its advisory agreement with the Trust. The Transfer Agent is responsible for:

1.    calculating the Fund's net asset value;

2. preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Trust Act of 1940;

3. preparing financial statements contained in reports to stockholders of the; Fund

4.    preparing reports and filings with the Securities and Exchange Commission;

5. preparing filings with state Blue Sky authorities; and (g) maintaining the Fund's financial accounts and records.

For the services to be rendered as administrator, the Trust pays the Transfer Agent an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. the Fund bears its pro rata share of such expenses.

                              INFORMATION ABOUT THE
                          TRUST'S PRINCIPAL UNDERWRITER

____________________________________________(the "Underwriter"), acts as the principal underwriter of the Fund' shares pursuant to a written agreement with the Trust ("Distribution Agreement") The Underwriter is a wholly-owned subsidiary company of the Transfer Agent.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party. Pursuant to the Distribution Agreement, the Underwriter facilitates the registration of the Fund' shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Fund, the Underwriter is not paid an annual fee. Its services are provided as part of the overall package of services provided by the Transfer Agent. The Underwriter may retain certain underwriting concessions from the sale of Fund shares. the Fund bears its pro rata share of such expenses.

The Underwriter offers shares of the Fund only upon orders received therefor. The Trust continuously offers shares of the Fund.

                              INFORMATION ABOUT THE
                         TRUST'S INDEPENDENT ACCOUNTANTS

___________________________has been chosen to serve as the Trust's independent auditors for its first fiscal year and to perform an audit of the Trust's initial financial statements and seed capital investments.

                              INFORMATION ABOUT THE
                              TRUST'S LEGAL COUNSEL

David Jones & Assoc., P.C., 395 Sawdust Road, # 2148, The Woodlands, TX 77380, has passed on certain matters relating to the Trust and serves as legal counsel to the Trust.

                               GENERAL INFORMATION

The Trust is an unincorporated business trust organized under Delaware law in June, 2006 and operates as an open-end management investment company. The Trust's Declaration of Trust authorizes the Board of Trustees to divide Trust shares into various series ("Fund"), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the issuance of an unlimited number of series and classes of shares. The Trust does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund. Shareholders of a Fund are entitled to participate equally in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder. If there are any assets, income, earnings, proceeds, Fund or payments, that are not readily identifiable as belonging to any particular Fund, the Trustees shall allocate them among any one or more of the Fund as they, in their sole discretion, deem fair and equitable.

Shareholders of the Funds of the Trust will vote together and not separately on a Fund -by- Fund or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund or class affected by the matter. A Fund or class is affected by a matter unless it is clear that the interests of the Fund or class in the matter are substantially identical or that the matter does not affect any interest of the Fund or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in the fundamental investment policy of a Fund would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular Fund or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of the Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Other Expenses. the Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Adviser, or expenses otherwise incurred in connection with the management of the investment of the Fund' assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. the Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of a majority of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Administrator or by votes cast in person or by proxy at a meeting called for that purpose.

Shareholders of the Trust will vote in the aggregate and not by series (Fund) or class, except as otherwise required by the 1940 Act or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular Fund or class. Matters affecting an individual Fund include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Delaware law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability.

Reporting to Shareholders. The Trust will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for the Fund will be audited by independent accountants. In addition, the Trust will send to each shareholder having an account directly with the Trust a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding any Fund may be directed in writing to the Trust at 431 N. Pennsylvania Street, Indianapolis, IN 46204,or calling toll free at 1-8__-___-____.

Codes of Ethics. The Board of Trustees of the Trust has approved Codes of Ethics (the Codes) for the Trust and Advisor. The Codes govern the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Trust's Code. Copies of each Code have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the Codes can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at 431 N. Pennsylvania Street, Indianapolis, IN 46204,or calling toll free at 1-8__-___-____.

Privacy Policy. The Board of Trustees of the Trust has approved a privacy policy governing the types of information that may be disclosed about your account and the parties to whom, and the conditions under which, such disclosures may be made. Protecting your personal information is a priority for the Trust and the Trust's privacy policy has been designed to support this objective. The Fund may collect non-public personal information from you in the following ways:

      o From information provided by you on applications or other forms submitted to a Fund or to the Transfer Agent; and

      o     From information arising from your investment in the Fund(s).

The Trust utilizes electronic, procedural, and physical controls in keeping with industry standards and procedures. For example, the Fund authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Trust does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Trust has entered into arrangements with the Advisor to provide investment advisory, administrative, and other services, and a Fund may disclose information about you or information that you have provided to the Fund to the Adviser in connection with the Advisor's responsibilities to the Fund. A copy of the Trust's Privacy Policy will be delivered to you along with confirmation of your initial investment in the Fund(s) and at least annually thereafter. A copy will also be sent to you, free of charge, at your request by writing to the Trust at 431 N. Pennsylvania Street, Indianapolis, IN 46204,, or calling toll free at 1-8__-___-____.

Proxy Voting Procedures. The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating o securities held by the Fund. Records of the Fund proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The procedures are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at P.O. Box 6110, Indianapolis, IN 46206-6110, or calling toll free at 1-8__-___-____. A copy of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix 1.

                              FINANCIAL STATEMENTS

                            To be Added by Amendment.

                                   APPENDIX 1

                               PROXY VOTING POLICY
                                       of
                                 KD Mutual Funds

                                     PREFACE

      KD Mutual Funds (the "Trust") is registered with the Securities and Exchange Commission ( the Commission") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust is a series company, meaning that it can offer an indefinite number of series of Trust shares (each such series a "Fund" and together the "Fund"). The Trust currently offers shares of three Fund, but may offer shares of additional Fund in the future. This policy will address itself to the Trust's existing Fund and any future Fund that may be offered by the Trust.

The Trust's affairs are generally managed by its Board of Trustees (the "Board"). Among its obligations to the Trust's shareholders, the Board is responsible for voting all proxies related to securities held in the Fund's investment portfolio. The Board, consistent with its fiduciary duties and pursuant to applicable rules and regulations promulgated under the 1940 Act, has designed this proxy voting policy (the "Policy") to reflect its commitment to vote all proxies in a manner consistent with the best interests of the Trust's shareholders. The Board or its designated agent(s), consistent with their duty of care, will monitor corporate actions for those securities issuers who have called upon their shareholders to vote proxies or attend shareholder meetings for the purpose of voting upon issues. Consistent with its duty of loyalty, The Board or its designated agent(s) will, in all cases, vote such proxies in a manner designed to promote shareholders' best interests.

                             KEY PROXY VOTING ISSUES

1.    General Policies

      All proxy solicitations shall be reviewed on an issuer-by-issuer basis, and each item for which a vote is sought shall be considered in the context of the company under review and the various economic impacts such item may have on the Fund's stated investment objectives. The Board or its designated agent(s) will give great weight to the views of the issuer's management, and in most cases will vote in favor of management's recommendations unless it is apparent, after reasonable inquiry, that to vote in accordance with management recommendations would likely have a negative impact on the Trust's shareholder value. In such cases, the Board or its designated agent(s) will engage in an independent analysis of the impact that the proposed action will have on shareholder values and will vote such items in accordance with their good faith conclusions as to the course of action that will best benefit the Trust's shareholders.

2.    Boards of Directors

      Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. The Trust believes that directors should act in the long-term interests of their shareholders and the company as a whole. Generally, when called upon by an issuer to vote for one or more directors, the Board or its designated agent(s) will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company's shareholders. The Board or its designated agent(s) will consider the following factors in deciding how to vote proxies relating to director elections:

In re-electing incumbent directors, the long-term performance of the company relative to its peers shall be the key factor in whether the Board or its designated agent(s) votes to re-elect the director(s). The Board or its designated agent(s) will not vote to re-elect a director if the company has had consistently poor performance relative to its peers in the industry, unless the director(s) has/have taken or is/are attempting to take tangible steps to improve the company's performance.

      o Whether the slate of director nominees promotes a majority of independent directors on the full board - The Board believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

      o A director nominee's attendance at less than 75% of required meetings - frequent non-attendance at board meetings will be grounds for voting against re-election.

      o     Existence of any prior SEC violations and/or other criminal offenses
            - The Board will not vote in favor of a director nominee who, to the Board or its designated agent(s) actual knowledge, is the subject of SEC or other criminal enforcement actions.

      The Board believes that it is in the shareholders' best interests to have knowledgeable and experienced directors serving on a company's board. To this end, The Board believes that companies should be allowed to establish director compensation packages that are designed to attract and retain such directors. When called upon to vote for director compensation proposals, the Board or its designated agent(s) will consider whether such proposals are reasonable in relation to the company's performance and resources, and are designed to attract qualified personnel yet do not overburden the company or result in a "windfall" to the directors. The Board or its designated agent(s) will vote in favor of proposals that seek to impose reasonable limits on director compensation.

      In all other issues that may arise relating to directors, The Board or its designated agent(s) will vote against any proposal that benefits directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an item-by-item basis.

3.    Corporate Governance

      Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon to vote on such items, the Board or its designated agent(s) shall consider, without limitation, the following factors:

i. Corporate Defenses. Although the Board or its designated agent(s) will review each proposal on a case-by-case basis, the Board or its designated agent(s) will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. The Board or its designated agent(s) will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

ii. Corporate Restructuring. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining how to vote on these types of proposals, the Board or its designated agent(s) will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company's long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

iii. Capital Structure. Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, the Board or its designated agent(s) will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. The Board or its designated agent(s) will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

iv. Executive Compensation. The Board believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. The Board also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, the Board or its designated agent(s) will vote in favor of proposals that provide challenging performance objectives to company executives and which serve to motivate executives to better performance. The Board or its designated agent(s) will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

            The Board or its designated agent(s) will vote against shareholder proposals that summarily restrict executive compensation without regard to the company's performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

v. Independent Auditors. The engagement, retention and termination of a company's independent auditors must be approved by the company's audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the company, except for directors' fees. In reliance on the audit committee's recommendation, The Board or its designated agent(s) generally will vote to ratify the employment or retention of a company's independent auditors unless the Board or its designated agent(s) is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the company's financial position.

4.    Shareholder Rights

      State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon to vote on such items, the Board or its designated agent(s) will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, the Board or its designated agent(s) will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

5.    Social and Environmental Issues

      When called upon to vote on items relating to social and environmental issues, the Board or its designated agent(s) will consider the following factors:

      o Whether the proposal creates a stated position that could negatively affect the company's reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;

      o The percentage of assets of the company that will be devoted to implementing the proposal;

      o Whether the issue is more properly dealt with through other means, such as through governmental action;

      o Whether the company has already dealt with the issue in some other appropriate way; and

      o     What other companies have done in response to the issue.

While the Board generally supports shareholder proposals that seek to create good corporate citizenship, the Board or its designated agent(s) will vote against proposals that would tie up a large percentage of the assets of the company. The Board believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. The Board or its designated agent(s) will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. The Board or its designated agent(s) will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

                             PROXY VOTING PROCEDURES
                                       of
                                 KD Mutual Funds

1.    The Proxy Voting Officer

      The Board hereby designates the President and Treasurer of the Trust as the persons responsible for voting all proxies relating to securities held in the Fund's accounts (the "Proxy Voting Officers"). Either person may act on behalf of the Board, and there shall be no requirement that both Proxy Voting Officers vote together. The Proxy Voting Officers may divide or determine responsibility for acting under this Policy in any manner they see fit. The Proxy Voting Officers shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on a pending matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

      If, in the Proxy Voting Officer's reasonable belief, it is in the best interest of the Fund's shareholders to cast a particular vote in a manner that is contrary to this Policy, the Proxy Officer shall submit a request for a waiver to the Board stating the facts and reasons for the Proxy Voting Officer's belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

      In addition, if, in the Proxy Voting Officer's reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer's belief and shall present such summary to the Board along with other reports required in Section 3 below.

2.    Conflict of Interest Transactions

         The Proxy Voting Officer shall submit to the Board all proxy solicitations that, in the Proxy Voting Officer's reasonable belief, present a conflict between the interests of the Fund's shareholders on one hand, and those of a Trustee, Officer, Adviser, Sub-Adviser (if any), Principal Underwriter or any of its affiliated persons/entities (each, an "Affiliated Entity"). Conflict of interest transactions include, but are not limited to, situations where:

o an Affiliated Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuer's management or the soliciting shareholder(s);

o an Affiliated Entity provides brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;

o an Affiliated Entity has a personal or business relationship with a candidate for directorship; or

o an Affiliated Entity manages a pension plan or administers an employee benefit plan of the issuer, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the Affiliated Entity whose interests in the transaction are believed to be contrary to the interests of the Fund, a brief description of the conflict, and any other information in the Proxy Voting Officer's possession that would to enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3.    Report to the Board of Trustees

      The Proxy Voting Officer shall compile and present to the Board an annual report of all proxy solicitations received by the Fund, including for each proxy solicitation, (i) the name of the issuer, (ii) the exchange ticker symbol for the security, (iii) the CUSIP number, (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on, (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast his/her vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer's reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

4.    Responding to Fund Shareholders' Request for Proxy Voting Disclosure

      Consistent with this Policy, the Trust shall, not later than July 31 of each year, submit a complete record of its proxy voting record to be filed with the Securities and Exchange Commission for the twelve month period ending June 30th of such year on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Fund's proxy voting record available to any Fund shareholder who may wish to review such record through the Trust's website. The Trust's website shall notify shareholders of the Fund that the Fund's proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust's toll-free number as listed in its current prospectus. The Trust shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

5.    Record Keeping

In connection with this Policy, the Proxy Voting Officer shall maintain a record of the following:

copies all proxy solicitations received by the Fund, including a brief summary of the name of the issuer, the exchange ticker symbol, the CUSIP number, and the shareholder meeting date;

a reconciliation of the proxy solicitations received and number of shares held by the Fund in the soliciting issuer;

the analysis undertaken to ensure that the vote cast is consistent with this Policy;

copies, if any, of any waiver request submitted to the Board along with the Board's final determination relating thereto;

      o copies, if any, of all documents submitted to the Board relating to conflict of interest situations along with the Board's final determinations relating thereto;

      o copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;

      o     copies of all votes cast;

      o     copies of all quarterly summaries presented to the Board; and

      o copies of all shareholder requests for the Fund's proxy voting record and responses thereto.


All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by the Trust pursuant to applicable rules and regulations promulgated under the 1940 Act.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)   Agreement & Declaration of Trust-

      (1) Certificate of Trust of KD Mutual Funds, dated May 18, 2005 is filed herein as Exhibit 23A(1)

      (2) Agreement and Declaration of Trust of KD Mutual Funds, dated June 9, 2005- is filed herein as Exhibit 23A(2)

(b) By-Laws-- By-Laws of KD Mutual Funds, dated June 9, 2005- are filed herein as Exhibit 23B.

(c) Instruments Defining Rights of Security Holders-- Reference is made to the Trust's Agreement & Declaration of Trust, filed herein as Exhibit 23A(2).

(d)   Investment Advisory Contracts--

      (1) Form of Investment Advisory Agreement between Registrant & KD Fund Advisors, LLC- Filed herein as Exhibit 23D(1)

(e)   Underwriting Contracts--To Be Filed By Amendment

(f)   Bonus or Profit Sharing Contracts-- None

(g)   Custodian Agreements-- To Be Filed By Amendment

(h)   Other Material Contracts--- To Be Filed By Amendment

(i)   Legal Opinion & Consent--- To Be Filed By Amendment

(j)   Other Opinions-- To Be Filed By Amendment

(k)   Omitted Financial Statements-- None

(l)   Initial Capital Agreements-- To Be Filed By Amendment

(m)   Rule 12b-1 Plan-- Filed herein as Exhibit 23M

(n)   Rule 18f-3 Plan-- None

(o)   Reserved-- Not Applicable

(p)   Codes Of Ethics-- To Be Filed By Amendment

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with the Fund.

ITEM 25. INDEMNIFICATION

(a) General. The Trust's Agreement and Declaration of Trust and By-Laws provide that to the fullest extent permitted by Delaware and federal statutory and decisional law, as amended or interpreted, no Trustee or officer of the Trust shall be personally liable to the Trust or the holders of shares for money damages for breach of fiduciary duty as a Trustee and each Trustee and officer shall be indemnified by the Trust; provided, however, that nothing herein shall be deemed to protect any Trustee or officer against any liability to the Trust or the holders of shares to which such Trustee or officer would otherwise be subject by reason of breach of the Trustee's or officer's duty of loyalty to the Trust or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the Trustee derived any improper personal benefit.

The By-Laws of the Trust provide that the Trust shall indemnify to the fullest extent required or permitted under Delaware law or the 1940 Act, as either may be amended from time to time, any individual who is a Trustee or officer of the Trust and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a Proceeding) against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such Trustee or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Delaware law or the 1940 Act.

(b) Disabling Conduct. No Trustee or officer shall be protected against any liability to the Trust or its shareholders if such Trustee or officer would be subject to such liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as Disabling Conduct).

(c) Standard of Conduct. The Trust may not indemnify any Trustee if it is proved that: (1) the act or omission of the Trustee was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the Trustee actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the Trustee had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Delaware law unless authorized for a specific proceeding after a determination has been made, in accordance with Delaware law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

(d) Required Indemnification. A Trustee or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the Trustee or officer in connection with the Proceeding. In addition, under Delaware law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e) Advance Payment. The Trust may pay any reasonable expenses so incurred by any Trustee or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under law. Such advance payment of expenses shall be made only upon the undertaking by such Trustee or officer to repay the advance unless it is ultimately determined that such Trustee or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the Trustee or officer to be indemnified provides a security for his undertaking; (2) the Trust shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of Trustees who are neither interested persons of the Trust, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(f) Insurance. To the fullest extent permitted by law and the 1940 Act, the Trust may purchase and maintain insurance on behalf of any officer or Trustee of the Trust, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Trust would have the power to indemnify him or her against such liability.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See the Prospectus, generally and the Statement of Additional Information section entitled "Trustees and Officers" for the activities and affiliations of the officers and directors of the Adviser to the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Adviser is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

ITEM 27. PRINCIPAL UNDERWRITER

_____________________________________________(the "Underwriter"), is underwriter and distributor for Registrant. As such, the Underwriter offers shares of the Fund only upon orders received therefor. The Trust continuously offers shares.

(a) Underwriter also serves as underwriter or distributor for the following investment companies which are not affiliated with Registrant:

      [To be Added by Amendment].

(b)

--------------------------------------------------------------------------------
Name & Principal            Positions & Offices           Positions and Offices
Business Address           with the Underwriter               with the Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(c)   Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All account books and records not normally held by the Custodian to the Registrant, are held by the Registrant, in the offices of ___________________________, Fund Accountant, Administrator, and Transfer Agent to the Registrant, or by the Adviser to the Registrant, KD Fund Advisors, LLC.

ITEM 29. MANAGEMENT SERVICES

The substantive provisions of the Fund Accounting, Dividend Disbursing &Transfer Agent and Administration Agreement, as amended, between the Registrant and Unified Fund Services, Inc. are discussed in Part B hereof.

ITEM 30. UNDERTAKINGS

Registrant undertakes to file an amendment to its registration statement to include certified financial statements disclosing the initial capital received before accepting subscriptions from more than 25 persons if Registrant intends to raise its initial capital under Section 14(a)(3) [15 U.S.C. 80a-14(a)(3)]. The Registrant further undertakes to comply with Section 16(c) of the Investment Company Act of 1940. Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Initial Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in The Woodlands, Texas on the 3rd day of February, 2006.

                                KD MUTUAL FUNDS

                                /s/ David D. Jones
                                ------------------
                                By: DAVID D. JONES
                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

/s/ David D. Jones                              February 3, 2006
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DAVID D. JONES, TRUSTEE, PRESIDENT, TREASURER